Tangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Tangible Assets

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
US Dollars

Cost
Balance at 1 January 2016	6,282	4,432	914	5	356	78	12,067
Additions
- project capital	25	4	—	—	64	—	93
- stay-in-business capital	363	54	1	—	192	1	611
- capitalised leased assets	—	2	—	—	—	—	2
Disposals	(45)	(46)	—	—	—	—	(91)
Transfers and other movements(1)	(884)	25	—	—	(190)	—	(1,049)
Translation	202	105	4	—	28	3	342
Balance at 31 December 2016	5,943	4,576	919	5	450	82	11,975

Accumulated amortisation and impairments
Balance at 1 January 2016	4,488	2,618	862	2	29	10	8,009
Amortisation for the year	546	254	4	1	—	1	806
Impairment and derecognition of assets	1	2	—	—	—	—	3
Disposals	(43)	(43)	—	—	—	—	(86)
Transfers and other movements(1)	(964)	(70)	—	—	(3)	—	(1,037)
Translation	135	31	2	—	—	1	169
Balance at 31 December 2016	4,163	2,792	868	3	26	12	7,864
Net book value at 31 December 2016	1,780	1,784	51	2	424	70	4,111

Cost
Balance at 1 January 2017	5,943	4,576	919	5	450	82	11,975
Additions
- project capital	28	3	—	—	125	—	156
- stay-in-business capital	371	37	—	—	257	—	665
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(168)	(21)	(27)	—	(291)	1	(506)
Transfer to non-current assets and liabilities held for sale	(785)	(281)	(7)	—	(72)	(3)	(1,148)
Translation	174	88	7	—	21	3	293
Balance at 31 December 2017	5,562	4,382	892	5	490	83	11,414

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
Accumulated amortisation and impairments
Balance at 1 January 2017	4,163	2,792	868	3	26	12	7,864
Amortisation for the year	553	272	3	—	—	1	829
Impairment and derecognition of assets(5)	182	62	8	—	1	—	253
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(326)	(163)	(27)	—	—	—	(516)
Transfer to non-current assets and liabilities held for sale	(685)	(169)	(4)	—	(1)	—	(859)
Translation	93	22	5	—	—	2	122
Balance at 31 December 2017	3,979	2,796	853	3	26	15	7,672
Net book value at 31 December 2017	1,583	1,586	39	2	464	68	3,742

Cost
Balance at 1 January 2018	5,562	4,382	892	5	490	83	11,414
Additions
- project capital	2	—	—	—	175	—	177
- stay-in-business capital	294	20	3	—	149	1	467
Disposals	(5)	(30)	—	(1)	—	(3)	(39)
Transfers and other movements(1)	60	(41)	—	—	(270)	1	(250)
Translation	(239)	(119)	(7)	—	(32)	(5)	(402)
Balance at 31 December 2018	5,674	4,212	888	4	512	77	11,367

Accumulated amortisation and impairments
Balance at 1 January 2018	3,979	2,796	853	3	26	15	7,672
Amortisation for the year	397	233	2	1	—	1	634
Impairment and derecognition of assets(5)	—	104	—	—	—	—	104
Disposals	(5)	(27)	—	(1)	—	(2)	(35)
Transfers and other movements(1)	(52)	(153)	—	—	—	—	(205)
Translation	(135)	(42)	(6)	—	1	(2)	(184)
Balance at 31 December 2018	4,184	2,911	849	3	27	12	7,986
Net book value at 31 December 2018	1,490	1,301	39	1	485	65	3,381

(1)	Transfers and other movements include amounts from deferred stripping, change in estimates of decommissioning assets, asset reclassifications and derecognition of assets with a carrying value of nil.

(2)	Included in the amounts for mine infrastructure are assets held under finance leases with a net book value of $45m (2017: $56m; 2016: $58m).

(3)	Included in the amounts for land and buildings are assets held under finance leases with a net book value of $3m (2017: $6m; 2016: $7m).

(4)	Assets of $10m (2017: $11m; 2016: $12m) have been pledged as security.

(5)	Impairment and derecognition of assets is assessed as follows:

Disclosure of Impairments and Derecognitions of Tangible Assets

Figures in millions - US Dollars	2018	2017
First Uranium	93	13
TauTona	—	79
Kopanang	—	35
Surface Operations	1	9
Moab Khotsong	—	112
Mponeng	4	2
Obuasi	5	—
Other	1	3
	104	253

Disclosure Of Marginal Headroom
Cash generating units with marginal headroom

Based on an analysis carried out by the group in 2018, the carrying value and value in use of the most sensitive cash generating unit (CGU) are:

Figures in millions - US Dollars	Carrying value	Value in use
Mponeng(1)	533	547
Kibali(2)	1,439	1,484

(1) It is estimated that a decrease of the long-term real gold price of $1,239/oz by 0.3%, would cause the receivable amount of Mponeng to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing are inextricably linked.

(2) Equity accounted investment, included in investments in associates and joint ventures in the statement of financial position.